Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of assets and liabilities held for sale [Abstract]
Disclosure of assets and liabilities held for sale
The total assets and liabilities held for sale at 31 December 2020 and 2019, which are all in the Upstream segment, are set out in the table below.

		$ million
	2020	2019
Property, plant and equipment	1,099	6,359
Goodwill	199	—
Intangible assets	—	610
Investments in associates	—	43
Inventories	—	318
Trade and other receivables	28	135
Assets classified as held for sale	1,326	7,465
Trade and other payables	(36)	(33)
Lease liabilities	—	(280)
Provisions	(10)	(1,012)
Defined benefit pension plan and other post-retirement benefit plan deficits	—	(68)
Liabilities directly associated with assets classified as held for sale	(46)	(1,393)